Subsequent Events - Capital Product Partners L.P.	12 Months Ended
Dec. 31, 2018
Capital Product Partners, L.P. ("CPLP")
Subsequent Event [Line Items]
Subsequent Events	12. Subsequent Events The Company evaluated subsequent events up to February 25, 2019, the date the combined carve-out financial statements were available to be issued.